Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 15 SEGMENT INFORMATION

The Company has five geographic-based operational segments, each of which is a distinct reportable segment: U.S., Canada, Europe & South Africa, Asia Pacific and Corporate and Other. The U.S. operations provide traditional life, long-term care, group life and health reinsurance, annuity and financial reinsurance products. The Canada operations provide insurers with reinsurance of traditional life products as well as creditor reinsurance, group life and health reinsurance, non-guaranteed critical illness products and longevity reinsurance. Europe & South Africa operations include traditional life reinsurance and critical illness business from Europe & South Africa, in addition to other markets the Company is developing. Asia Pacific operations provide primarily traditional and group life reinsurance, critical illness and, to a lesser extent, financial reinsurance. Corporate and Other includes results from, among others, RGA Technology Partners, Inc., a wholly-owned subsidiary that develops and markets technology solutions for the insurance industry and the investment income and expense associated with the Company's collateral finance facility. The Company measures segment performance based on income before income taxes.

The accounting policies of the segments are the same as those described in Note 2 – “Summary of Significant Accounting Policies.” The Company measures segment performance primarily based on profit or loss from operations before income taxes. There are no intersegment reinsurance transactions and the Company does not have any material long-lived assets.

The Company allocates capital to its segments based on an internally developed economic capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model considers the unique and specific nature of the risks inherent in RGA's businesses. As a result of the economic capital allocation process, a portion of investment income and investment related gains and losses are credited to the segments based on the level of allocated equity. In addition, the segments are charged for excess capital utilized above the allocated economic capital basis. This charge is included in policy acquisition costs and other insurance expenses.

The Company's reportable segments are strategic business units that are primarily segregated by geographic region. Information related to revenues, income before income taxes, interest expense, depreciation and amortization, and assets of the Company's operations are summarized below (dollars in thousands).

For the years ended December 31,	2011	2010	2009
Revenues:
U.S.	$4,915,055	$4,966,353	$4,260,177
Canada	1,056,031	980,170	781,071
Europe & South Africa	1,249,859	960,235	828,816
Asia Pacific	1,430,414	1,243,464	1,086,187
Corporate and Other	178,179	111,508	110,571
Total	$8,829,538	$8,261,730	$7,066,822

For the years ended December 31,	2011	2010	2009
Income before income taxes:
U.S.	$425,637	$526,127	$296,079
Canada	164,953	121,738	106,239
Europe & South Africa	83,102	72,125	38,612
Asia Pacific	42,234	73,882	72,214
Corporate and Other	47,645	12,309	27,415
Total	$763,571	$806,181	$540,559

For the years ended December 31,	2011	2010	2009
Interest expense:
Corporate and Other	$102,638	$90,996	$69,940
Total	$102,638	$90,996	$69,940

For the years ended December 31,	2011	2010	2009
Depreciation and amortization:
U.S.	$467,266	$753,130	$726,670
Canada	168,874	164,120	144,368
Europe & South Africa	58,714	60,121	53,481
Asia Pacific	191,957	141,001	110,227
Corporate and Other	9,002	8,405	7,446
Total	$895,813	$1,126,777	$1,042,192

The table above includes amortization of deferred acquisition costs, including the effect from investment related gains and losses.

For the years ended December 31,	2011	2010	2009
Assets:
U.S.	$17,965,559	$17,301,434	$15,418,841
Canada	3,347,771	3,341,062	2,936,072
Europe & South Africa	1,846,751	1,513,323	1,346,816
Asia Pacific	2,902,101	2,369,435	2,011,357
Corporate and Other	5,571,791	4,144,926	3,192,718
Total	$31,633,973	$28,670,180	$24,905,804

Companies in which RGA has significant influence over the operating and financing decisions but are not required to be consolidated, are reported on the equity basis of accounting. The equity in the net income of such subsidiaries is not material to the results of operations or financial position of individual segments or the Company taken as a whole. Capital expenditures of each reporting segment were immaterial in the periods noted.

In 2011, the U.S. operation's five largest clients generated approximately $1,401.5 million or 33.5% of U.S. operations gross premiums. In 2011, the Canada operation's five largest clients generated approximately $503.5 million or 53.6% of Canada operations gross premiums. In 2011, the Europe & South Africa operation's five largest clients generated approximately $634.2 million or 51.8% of Europe & South Africa operations gross premiums. In 2011, the Asia Pacific operation's five largest clients generated approximately $603.5 million or 45.0% of Asia Pacific operations gross premiums. In 2011, on a consolidated basis, the Company's five largest clients generated approximately $1,887.1 million or 24.5% of the Company's gross premiums. No individual client generated 10% or more of the Company's 2011 total gross premiums on a consolidated basis. In 2010, the U.S. operation's five largest clients generated approximately $1,423.6 million or 35.6% of U.S. operations gross premiums. In 2010, the Canada operation's five largest clients generated approximately $624.9 million or 58.0% of Canada operations gross premiums. In 2010, the Europe & South Africa operation's five largest clients generated approximately $450.9 million or 47.4% of Europe & South Africa operations gross premiums. In 2010, the Asia Pacific operation's five largest clients generated approximately $489.2 million or 41.8% of Asia Pacific operations gross premiums. In 2010, on a consolidated basis, the Company's five largest clients generated approximately $1,921.5 million or 26.7% of the Company's gross premiums. No individual client generated 10% or more of the Company's 2010 total gross premiums on a consolidated basis. For the purpose of this disclosure, companies that are within the same insurance holding company structure are combined.